UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Debt Strategies Fund, Inc.

===================== BlackRock Debt Strategies Fund, Inc. =====================

ISHARES TRUST

Ticker:                      Security ID:  464288513
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management

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LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 24, 2017   Meeting Type: Annual
Record Date:  APR 26, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert G. Gwin           For       For          Management
1b    Elect Director Jacques Aigrain          For       For          Management
1c    Elect Director Lincoln Benet            For       For          Management
1d    Elect Director Jagjeet S. Bindra        For       For          Management
1e    Elect Director Robin Buchanan           For       For          Management
1f    Elect Director Stephen F. Cooper        For       For          Management
1g    Elect Director Nance K. Dicciani        For       For          Management
1h    Elect Director Claire S. Farley         For       For          Management
1i    Elect Director Isabella D. Goren        For       For          Management
1j    Elect Director Bruce A. Smith           For       For          Management
1k    Elect Director Rudy van der Meer        For       For          Management
2     Adoption of Dutch Statutory Annual      For       For          Management
      Accounts
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
7     Approve Dividends of EUR 0.85 Per Share For       For          Management
8     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
9     Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management
10    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
11    Amend Omnibus Stock Plan                For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: APR 27, 2017   Meeting Type: Annual
Record Date:  FEB 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Helle Kristoffersen      For       Withhold     Management
1.2   Elect Director Thomas R. McDaniel       For       Withhold     Management
1.3   Elect Director Thomas H. Werner         For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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VANTAGE DRILLING COMPANY

Ticker:       VTGDF          Security ID:  G9325C113
Meeting Date: AUG 04, 2016   Meeting Type: Special
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Association           For       Against      Management

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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date:  MAR 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gavin R. Baiera          For       For          Management
1.2   Elect Director Curtis A. Morgan         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Debt Strategies Fund, Inc.

Date:	August 25, 2017